Shareholders' equity - Summary of Valuation Allowance on Stock Option (Details)	12 Months Ended
	Jun. 30, 2023 yr $ / shares	Jun. 30, 2022 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price	$ 0
Exercise price	$ 0
Expected volatility	0.00%
Expected option life | yr	0
Risk-free interest rate	0.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price		$ 8.47
Exercise price		$ 8.47
Expected volatility		57.63%
Expected option life | yr		4.5
Risk-free interest rate		0.78%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price		$ 18.62
Exercise price		$ 18.62
Expected volatility		60.16%
Expected option life | yr		5
Risk-free interest rate		2.58%